Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 324,969	$ 280,311	$ 621,817	$ 538,311
Cost of services	(271,830)	(248,318)	(525,736)	(479,199)
Gross profit	53,139	31,993	96,081	59,112
Selling, general and administrative expenses (excluding Amortization)	(14,329)	(10,060)	(28,020)	(24,723)
Amortization	(4,694)	(4,694)	(9,387)	(9,388)
Operating income	34,116	17,239	58,674	25,001
Interest expense, net	(9,439)	(11,067)	(20,043)	(21,986)
Other income, net	184	166	805	864
Income before income tax	24,861	6,338	39,436	3,879
Income tax expense	(5,988)	(4,393)	(10,581)	(8,291)
Net income / (loss)	$ 18,873	$ 1,945	$ 28,855	$ (4,412)
Weighted average shares outstanding:
Basic	95,437,068	94,875,603	95,250,744	94,521,888
Diluted	95,525,679	94,875,603	95,484,020	94,521,888
Earnings / (loss) per share (Note 9):
Basic	$ 0.20	$ 0.02	$ 0.30	$ (0.05)
Diluted	$ 0.20	$ 0.02	$ 0.30	$ (0.05)